Disposal of Subsidiaries	12 Months Ended
Jun. 30, 2025
Disposal of Subsidiaries [Abstract]
DISPOSAL OF SUBSIDIARIES

4. DISPOSAL OF SUBSIDIARIES

On July 29, 2024, the Group entered into an equity transfer agreement with a third party to dispose 100% equity of its wholly-owned subsidiary, Dongguan Dashuyun Daily Necessities Co., Ltd., together with its branches, with a total consideration of RMB38,000,000 (approximately $5,267,317). The disposal was completed on September 3, 2024, resulting a gain of $4,802,411 on the disposal of Dongguan Dashuyun Daily Necessities Co., Ltd.. The disposal was not a strategic shift as it had no material impact on the Group’s business, therefore it was not qualified as discontinued operation.

The assets and liabilities of the disposed subsidiaries and disposal gain recognized accordingly are as follows:

Amount
USD
Consideration	5,267,317
Less:
Total assets as of disposed date	3,097,606
Total liabilities as of disposed date	(2,632,700)
Total gain on disposal of subsidiaries	4,802,411

During the period ended September 3, 2024, these subsidiaries recorded income before tax attribute to the Company of $141,340. These subsidiaries recorded loss before tax attribute to the Company of $542,235 and income before tax attribute to the Company of $395,218, for the years ended June 30, 2024 and 2023, respectively.